Consolidated Balance Sheets - Advanced Interactive Gaming, Inc. [Member] - USD ($)	Sep. 30, 2019	Sep. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 34,324	$ 375,855
Royalties receivable	269,594	178,180
Accounts receivable, related party	8,970	8,970
Notes Receivable, related party	10,000
Other assets	2,660	7,120
Total current assets	325,548	570,125
Royalty contracts, net of impairment		625,000
TOTAL ASSETS	325,548	1,195,125
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	84,401	62,660
Accounts payable, related party		40,000
Dividends payable		240,000
Notes payable, related party		25,963
Interest payable, related party		4,559
Total current liabilities	84,401	373,182
LONG-TERM LIABILITIES:
Note payable, related party	750,000	2,750,000
Interest payable, related party	69,341	271,447
Total liabilities	903,742	3,394,629
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, $ 0.00001 par value; 30,000,000 shares authorized 6,175,000 and 27,640,000 issued and outstanding as of September 30, 2019 and September 30, 2018	62	276
Additional paid-in-capital	4,430,039	2,027,354
Accumulated deficit	(5,008,295)	(4,227,145)
Total stockholders' equity (deficit)	(578,194)	(2,199,504)
Total liabilities and stockholders' equity (deficit)	325,548	1,195,125
Preferred Class A Convertible Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value
Preferred Class B Convertible Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock value		$ 11